Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current
Advance payments		₩ 782,439	₩ 564,196
Prepaid expenses		263,536	274,023
Firm commitment asset		9,674	11,323
Others		20,290	65,816
Other current assets		1,075,939	915,358
Non-current
Long-term advance payments		23,429	47,752
Long-term prepaid expenses		53,803	76,739
Others	[1]	90,141	74,116
Other non-current assets		₩ 167,373	₩ 198,607

[1]	As of December 31, 2021 and 2022, the Company recognized tax assets amounting to
￦
4,722 million and
￦
6,764 million, respectively, based on the Company’s best estimate of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification are finalized.